Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

The movement in contract liabilities was as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
At beginning of the financial year	1,524,761	1,310,435	168,365
Receipts from customers	3,468,100	4,323,526	555,487
Revenue recognized during the year	(3,682,426)	(3,727,540)	(478,915)
At end of the financial year	1,310,435	1,906,421	244,937

Schedule of Unsatisfied Performance Obligations

Unsatisfied performance obligations

	As of December 31,
	2024	2025
	HK$	HK$	US$
Aggregate amount of the transaction price allocated to contracts that are partially or fully unsatisfied as the end of financial year	2,680,400	2,288,376	294,011